Borrowings - Summary of Repayment of Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 6,683,662	₩ 8,120,791
Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	4,610,453	5,715,878
Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	587,133	644,243
Gross carrying amount [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	6,703,009
Gross carrying amount [member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	5,987,576	₩ 7,344,300
Gross carrying amount [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	4,120,000
Gross carrying amount [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,867,576
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	715,433
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	521,394
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	194,039
Gross carrying amount [member] | Over 12 months [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,574,024
Gross carrying amount [member] | Over 12 months [member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,358,326
Gross carrying amount [member] | Over 12 months [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	830,000
Gross carrying amount [member] | Over 12 months [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	528,326
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	215,698
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	167,395
Gross carrying amount [member] | Over 12 months [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	48,303
Gross carrying amount [member] | Between 1-2 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,256,758
Gross carrying amount [member] | Between 1-2 years [Member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	864,990
Gross carrying amount [member] | Between 1-2 years [Member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	490,000
Gross carrying amount [member] | Between 1-2 years [Member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	374,990
Gross carrying amount [member] | Between 1-2 years [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	391,768
Gross carrying amount [member] | Between 1-2 years [Member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	343,465
Gross carrying amount [member] | Between 1-2 years [Member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	48,303
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	506,607
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	460,000
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	460,000
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	46,607
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,518
Gross carrying amount [member] | Jan 1, 2020 ~ Dec 31, 2020 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	45,089
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	993,393
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	950,000
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	950,000
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	43,393
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,518
Gross carrying amount [member] | Jan 1, 2021 ~ Dec 31, 2021 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	41,875
Gross carrying amount [member] | More than 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	2,372,227
Gross carrying amount [member] | More than 5 years [Member] | Debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	2,354,260
Gross carrying amount [member] | More than 5 years [Member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,390,000
Gross carrying amount [member] | More than 5 years [Member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	964,260
Gross carrying amount [member] | More than 5 years [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	17,967
Gross carrying amount [member] | More than 5 years [Member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	7,498
Gross carrying amount [member] | More than 5 years [Member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	₩ 10,469